SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Less: valuation allowance	$ (514,817)	$ (326,277)
Depreciation		(15,574)	(68,421)
Deferred tax liabilities, net		(15,574)	(5,743)
UNITED STATES
Net operating loss carry forwards	226,730	130,277
Less: valuation allowance	(227,000)	(130,000)	0
MALAYSIA
Net operating loss carry forwards	288,087	196,000	62,678
Less: valuation allowance	$ (288,000)	$ (196,000)	$ 0